EMPLOYEE BENEFITS EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Disclosure of Employee Benefits Expense
The following table summarizes the employee benefits expense recorded and included in administrative and selling expenses during the years ended December 31, 2022, and 2021:

	2022	2021
	$	$
Wages and salaries	35,576,358	24,316,116
Share-based compensation (Note 16)	12,362,070	71,081,047
	47,938,428	95,397,163

The compensation of key management personnel is further disclosed in Note 21.